Schedule of Investments (unaudited)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)(b)	283	$ 211,483
BAE Systems PLC	280,200	6,640,980
Curtiss-Wright Corp.	4,876	2,331,459
General Dynamics Corp.	2,956	959,429
Huntington Ingalls Industries, Inc.	90	24,371
L3Harris Technologies, Inc.	72	19,989
Leonardo SpA	4,524	257,001
Lockheed Martin Corp.	582	265,177
Northrop Grumman Corp.	3,074	1,813,783
Rolls-Royce Holdings PLC	202,849	2,925,153
RTX Corp.	20,173	3,199,438
Safran SA	18,360	6,101,552
Thales SA	4,177	1,098,716
		25,848,531
Air Freight & Logistics — 0.5%
CJ Logistics Corp.	8,006	479,788
FedEx Corp.	34,598	7,994,560
Hyundai Glovis Co. Ltd.	946	125,108
		8,599,456
Automobile Components — 0.5%
BorgWarner, Inc.	179,696	7,683,801
HL Mando Co. Ltd.	330	8,425
		7,692,226
Automobiles — 0.7%
BYD Co. Ltd., Class A	43,800	700,741
BYD Co. Ltd., Class H	3,000	42,323
Geely Automobile Holdings Ltd.	501,000	1,263,694
Mercedes-Benz Group AG, Class N	21,312	1,333,807
SAIC Motor Corp. Ltd., Class A	32,200	84,840
Tesla, Inc.(a)	26,464	8,835,536
Toyota Motor Corp.	2,300	44,534
XPeng, Inc., A Shares(a)	10,400	109,800
		12,415,275
Banks — 4.6%
Banca Monte dei Paschi di Siena SpA	80,019	734,279
Banco Bilbao Vizcaya Argentaria SA	78,608	1,430,588
Banco Santander SA	49,789	475,487
Bank Central Asia Tbk PT	2,144,200	1,050,465
Bank Hapoalim BM	14,074	275,060
Bank Mandiri Persero Tbk PT	294,800	84,491
Bank Negara Indonesia Persero Tbk PT	144,900	38,469
Bank of America Corp.	236,530	12,001,532
Bank Polska Kasa Opieki SA	5,907	297,528
Bank Rakyat Indonesia Persero Tbk PT	2,837,100	696,458
Barclays PLC	21,603	105,264
BAWAG Group AG(c)	4,507	582,736
BNP Paribas SA	8,482	762,233
BPER Banca SpA	14,194	147,434
Citigroup, Inc.	35,205	3,399,747
Commonwealth Bank of Australia	38,634	4,294,094
Credit Agricole SA	106,448	1,947,149
DBS Group Holdings Ltd.	181,100	7,128,618
DNB Bank ASA	1,987	52,354
E.Sun Financial Holding Co. Ltd.	157,102	171,461
Fukuoka Financial Group, Inc.	1,400	41,950
Grupo Cibest SA	6,422	94,637
Grupo Financiero Banorte SAB de CV, Class O	20,707	188,615
Huntington Bancshares, Inc.	17,424	310,321
Intesa Sanpaolo SpA	654,564	4,120,842
Security	Shares	Value
Banks (continued)
Israel Discount Bank Ltd., Class A	13,742	$ 136,137
Japan Post Bank Co. Ltd.	214,800	2,700,066
JPMorgan Chase & Co.	27,184	8,193,801
KB Financial Group, Inc.	4,247	331,713
Mitsubishi UFJ Financial Group, Inc.	30,400	462,659
Mizuho Financial Group, Inc.	255,700	8,411,993
NatWest Group PLC	76,832	530,305
Nordea Bank Abp	57,634	879,511
PNC Financial Services Group, Inc. (The)	38,830	8,054,895
Shanghai Commercial & Savings Bank Ltd. (The)	99	133
Standard Chartered PLC	28,301	530,293
Sumitomo Mitsui Financial Group, Inc.	141,700	3,859,284
Truist Financial Corp.	7,380	345,532
U.S. Bancorp	84,760	4,138,831
		79,006,965
Beverages — 0.4%
Ambev SA	522,751	1,190,733
Coca-Cola Femsa SAB de CV	11,724	99,379
Heineken NV	265	21,494
Monster Beverage Corp.(a)	10,894	679,894
PepsiCo, Inc.	28,826	4,284,985
		6,276,485
Biotechnology — 0.8%
3SBio, Inc.(c)	131,500	494,663
AbbVie, Inc.	21,750	4,576,200
Alkermes PLC(a)(b)	5,467	158,379
Alnylam Pharmaceuticals, Inc.(a)	318	141,990
Amgen, Inc.	4,325	1,244,346
BeOne Medicines Ltd., Class H(a)	6,600	157,007
BioMarin Pharmaceutical, Inc.(a)	3,888	226,554
CSL Ltd.	1,944	270,426
Genmab A/S(a)	2,730	681,379
Gilead Sciences, Inc.	15,895	1,795,658
Hugel, Inc.(a)	1,645	371,918
Incyte Corp.(a)	7,983	675,442
Innovent Biologics, Inc.(a)(c)	52,000	649,894
Natera, Inc.(a)	4,585	771,426
Neurocrine Biosciences, Inc.(a)	3,209	447,976
PharmaResearch Co. Ltd.	409	198,992
Regeneron Pharmaceuticals, Inc.	1,204	699,163
Seegene, Inc.	2,268	42,291
United Therapeutics Corp.(a)	341	103,923
Vertex Pharmaceuticals, Inc.(a)	1,617	632,279
Zai Lab Ltd.(a)	50,800	169,095
		14,509,001
Broadline Retail — 2.1%
Alibaba Group Holding Ltd.	255,700	4,233,796
Amazon.com, Inc.(a)	116,846	26,757,734
Coupang, Inc., Class A(a)	24,618	703,582
eBay, Inc.	354	32,076
JD.com, Inc., Class A	65,300	1,011,834
MercadoLibre, Inc.(a)	898	2,220,673
Poya International Co. Ltd.	4,040	61,654
Wesfarmers Ltd.	16,437	984,553
		36,005,902
Building Products — 0.0%
Assa Abloy AB, Class B	1,569	55,440
Capital Markets — 2.6%
Ameriprise Financial, Inc.	3,396	1,748,295
B3 SA - Brasil Bolsa Balcao	565,656	1,358,363

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp. (The)	78,056	$ 7,480,887
CME Group, Inc., Class A	3,998	1,065,507
Daiwa Securities Group, Inc.	125,900	976,023
Deutsche Bank AG, Registered Shares	2,132	74,910
Huatai Securities Co. Ltd., Class A	1,331,700	4,055,200
IG Group Holdings PLC	2,965	45,296
Interactive Brokers Group, Inc., Class A	1,710	106,430
Intercontinental Exchange, Inc.	8,192	1,446,707
London Stock Exchange Group PLC	5,812	720,299
Macquarie Group Ltd.	2,565	376,202
Moody’s Corp.	15,136	7,715,727
Morgan Stanley	63,413	9,542,388
Nasdaq, Inc.	227	21,506
S&P Global, Inc.	13,351	7,322,223
		44,055,963
Chemicals — 0.6%
Asahi Kasei Corp.	66,200	540,230
Corteva, Inc.	25,390	1,883,684
DSM-Firmenich AG	4,278	418,585
DuPont de Nemours, Inc.	25,275	1,944,153
Givaudan SA, Registered Shares	897	3,777,786
KCC Corp.	855	243,919
LG Chem Ltd.	5,518	1,095,975
Orica Ltd.	4,709	67,580
Sumitomo Chemical Co. Ltd.	28,200	84,589
Zhejiang NHU Co. Ltd., Class A	127,700	446,464
		10,502,965
Commercial Services & Supplies — 0.1%
Cintas Corp.	791	166,134
GFL Environmental, Inc.	9,715	485,980
Republic Services, Inc.	108	25,269
Waste Management, Inc.	5,107	1,156,173
		1,833,556
Communications Equipment — 0.7%
Accton Technology Corp.	9,000	296,302
Arcadyan Technology Corp.	50,000	385,693
Motorola Solutions, Inc.	12,121	5,726,688
Nokia Oyj	483,403	2,081,022
Sercomm Corp.	22,000	75,472
Telefonaktiebolaget LM Ericsson, B Shares	349,833	2,769,560
WNC Corp.	12,000	49,549
		11,384,286
Construction & Engineering — 1.0%
ACS Actividades de Construccion y Servicios SA	7,953	601,141
AECOM	34,288	4,282,228
Eiffage SA	11,153	1,403,555
HDC Hyundai Development Co-Engineering & Construction, Class E	3,726	53,118
Hyundai Engineering & Construction Co. Ltd.	6,416	285,381
MasTec, Inc.(a)	17,678	3,211,916
Obayashi Corp.	75,800	1,229,563
Samsung E & A Co. Ltd.	21,145	440,943
Shimizu Corp.	22,600	303,615
Skanska AB, B Shares	10,756	267,116
Stantec, Inc.	30,021	3,263,214
Sunway Construction Group Bhd	132,400	198,402
United Integrated Services Co. Ltd.	3,000	120,006
Worley Ltd.	125,666	1,204,245
		16,864,443
Security	Shares	Value
Consumer Finance — 0.6%
American Express Co.	30,124	$ 9,979,479
Gentera SAB de CV	9,291	22,779
		10,002,258
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	6,171	5,821,228
Dino Polska SA(a)(c)	7,600	94,829
E-MART, Inc.	410	21,050
George Weston Ltd.	5,486	353,283
J Sainsbury PLC	14,559	58,913
Koninklijke Ahold Delhaize NV	12,254	491,053
Loblaw Cos. Ltd.	7,548	308,273
Sprouts Farmers Market, Inc.(a)	2,262	317,901
Tesco PLC	370,186	2,116,001
Walmart, Inc.	123,716	11,997,978
		21,580,509
Diversified REITs — 0.0%
British Land Co. PLC (The)	11,827	53,703
Diversified Telecommunication Services — 1.1%
AT&T Inc.	111,897	3,277,463
Deutsche Telekom AG, Registered Shares	218,825	8,007,905
Koninklijke KPN NV	67,851	323,796
Singapore Telecommunications Ltd.	236,700	795,497
Telefonica Brasil SA	92,929	579,151
Verizon Communications, Inc.	136,098	6,019,615
		19,003,427
Electric Utilities — 0.3%
Duke Energy Corp.	17,107	2,095,436
Edison International	27,896	1,565,802
EDP SA	4,849	21,476
Entergy Corp.	19,120	1,684,281
Kansai Electric Power Co., Inc. (The)	2,100	29,137
Korea Electric Power Corp.	2,484	65,131
		5,461,263
Electrical Equipment — 1.4%
ABB Ltd., Registered Shares	127,560	8,560,695
AMETEK, Inc.	42,273	7,812,050
Bizlink Holding, Inc.	48,504	1,688,081
LS Corp.	612	77,442
Schneider Electric SE	512	125,791
Siemens Energy AG(a)	45,929	4,885,898
		23,149,957
Electronic Equipment, Instruments & Components — 0.4%
Chroma ATE, Inc.	130,000	2,462,515
Delta Electronics, Inc.	28,000	645,057
Keyence Corp.	1,800	686,238
Keysight Technologies, Inc.(a)	9,976	1,630,378
Lotes Co. Ltd.	4,000	188,052
Murata Manufacturing Co. Ltd.	96,300	1,554,625
Primax Electronics Ltd.	164,000	443,495
Sinbon Electronics Co. Ltd.	8,000	60,563
		7,670,923
Energy Equipment & Services — 0.2%
TechnipFMC PLC	73,213	2,691,310
Entertainment — 0.6%
NCSoft Corp.	327	47,593
NetEase, Inc.	12,600	345,502
Netflix, Inc.(a)	6,053	7,313,537
ROBLOX Corp., Class A(a)	11,385	1,418,457
Sea Ltd., Class A, ADR(a)	2,517	469,521

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Spotify Technology SA(a)	949	$ 647,104
Take-Two Interactive Software, Inc.(a)	3,278	764,659
		11,006,373
Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(a)	3,739	1,880,642
Block, Inc., Class A(a)	5,581	444,471
Essent Group Ltd.	1,409	88,401
FirstRand Ltd.	18,756	79,057
Fiserv, Inc.(a)	1,194	164,987
Mastercard, Inc., Class A	9,165	5,455,833
ORIX Corp.	86,500	2,234,122
Pagseguro Digital Ltd., Class A	3,991	35,759
Visa, Inc., Class A	16,426	5,778,338
		16,161,610
Food Products — 0.5%
AVI Ltd.	27,839	147,575
BRF SA	61,507	233,352
China Mengniu Dairy Co. Ltd.	245,000	482,357
Danone SA	69,256	5,780,615
JBS NV(a)	1	8
Marfrig Global Foods SA	52,654	242,592
Minerva SA(a)	62,990	69,823
Tingyi Cayman Islands Holding Corp.	66,000	93,792
Uni-President China Holdings Ltd.	113,000	134,980
WH Group Ltd.(c)	538,500	578,673
		7,763,767
Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	15,200	123,030
Perusahaan Gas Negara Tbk PT	893,800	92,684
		215,714
Ground Transportation — 0.2%
Uber Technologies, Inc.(a)	32,048	3,004,500
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp.(a)	38,241	4,034,425
Medtronic PLC	55,091	5,112,996
		9,147,421
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	4,845	720,839
Cigna Group (The)	5,460	1,642,750
Elevance Health, Inc.	5,513	1,756,718
KPJ Healthcare Bhd	390,900	240,403
McKesson Corp.	55	37,765
Sonic Healthcare Ltd.	31,037	487,513
UnitedHealth Group, Inc.	14,850	4,601,570
		9,487,558
Health Care Technology — 0.1%
Pro Medicus Ltd.	730	141,791
Veeva Systems, Inc., Class A(a)	3,545	954,314
		1,096,105
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	131
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(a)	23,175	3,025,033
Aristocrat Leisure Ltd.	31,868	1,511,072
Booking Holdings, Inc.	1,602	8,969,678
Darden Restaurants, Inc.	635	131,407
DoorDash, Inc., Class A(a)	2,211	542,248
MakeMyTrip Ltd.(a)(b)	21,969	2,169,439
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	6,532	$ 2,048,043
Meituan, Class B(a)(c)	98,270	1,308,852
Trip.com Group Ltd.	2,081	154,051
		19,859,823
Household Durables — 0.5%
Garmin Ltd.	3,792	916,982
Haier Smart Home Co. Ltd., Class H	6,400	21,733
NVR, Inc.(a)	122	990,353
Panasonic Holdings Corp.	104,200	1,054,742
Sony Group Corp.	217,200	5,936,324
Toll Brothers, Inc.	2,257	313,723
		9,233,857
Household Products — 0.3%
Procter & Gamble Co. (The)	35,404	5,559,844
Independent Power and Renewable Electricity Producers — 0.0%
ReNew Energy Global PLC, Class A(a)	98,037	746,062
Industrial Conglomerates — 0.7%
CJ Corp.	3,558	407,911
Hanwha Corp.	675	40,500
Hitachi Ltd.	3,900	105,079
Honeywell International, Inc.	40,797	8,954,942
Samsung C&T Corp.	980	117,955
Smiths Group PLC	62,261	1,982,422
		11,608,809
Insurance — 1.8%
AIA Group Ltd.	773,600	7,352,570
Allianz SE, Registered Shares	2,468	1,043,428
Allstate Corp. (The)	9,027	1,836,543
Assurant, Inc.	1,363	293,876
AXA SA	46,111	2,147,743
Fairfax Financial Holdings Ltd.	875	1,506,375
Hanover Insurance Group, Inc. (The)	832	144,335
Hartford Insurance Group, Inc. (The)	34,680	4,588,511
MetLife, Inc.	49,537	4,030,330
NN Group NV	17,698	1,218,191
Ping An Insurance Group Co. of China Ltd., H Shares	107,500	782,670
Sampo Oyj, A Shares	84,165	965,778
Travelers Cos., Inc. (The)	16,214	4,402,263
Zurich Insurance Group AG, Class N	162	118,382
		30,430,995
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	79,909	17,013,425
Alphabet, Inc., Class C, NVS	49,031	10,469,590
Auto Trader Group PLC(c)	115,060	1,249,483
Meta Platforms, Inc., Class A	17,003	12,560,116
NAVER Corp.	4,070	625,656
REA Group Ltd.	7,251	1,187,486
Soop Co. Ltd.	782	43,734
Tencent Holdings Ltd.	142,900	11,066,820
		54,216,310
IT Services — 0.5%
Accenture PLC, Class A	18,373	4,776,429
Cognizant Technology Solutions Corp., Class A	7,259	524,463
GoDaddy, Inc., Class A(a)	6,159	913,441
VeriSign, Inc.	1,862	509,015
Wix.com Ltd.(a)	8,854	1,249,122
		7,972,470

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.5%
Alfa Laval AB	13,014	$ 592,473
Amada Co. Ltd.	131,400	1,669,727
Caterpillar, Inc.	4,995	2,093,105
GEA Group AG	7,166	521,591
HD Hyundai Heavy Industries Co. Ltd.	410	152,950
HD Hyundai Mipo Co. Ltd.	161	23,668
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	320	93,257
Hyundai Construction Equipment Co. Ltd.	1,046	65,360
Hyundai Elevator Co. Ltd.	311	17,517
Hyundai Rotem Co. Ltd.	2,132	294,106
MISUMI Group, Inc.	13,700	207,780
Rational AG	52	38,761
Techtronic Industries Co. Ltd.	62,500	808,275
Wartsila Oyj Abp	45,284	1,327,402
Westinghouse Air Brake Technologies Corp.	1,106	214,011
		8,119,983
Marine Transportation — 0.1%
Kuehne + Nagel International AG, Registered Shares	4,135	842,977
Pan Ocean Co. Ltd.	13,358	37,363
		880,340
Media — 0.4%
Comcast Corp., Class A	90,093	3,060,459
Fox Corp., Class A, NVS	885	52,835
Fox Corp., Class B	13,785	751,972
Informa PLC	243,830	2,872,194
		6,737,460
Metals & Mining — 1.0%
Aneka Tambang Tbk	485,800	90,047
Anglo American PLC	8,245	253,585
BHP Group Ltd.	11,179	311,592
Cia Brasileira de Aluminio(a)	118,708	76,630
Endeavour Mining PLC	17,296	601,365
Freeport-McMoRan, Inc.	30,919	1,372,804
Hyundai Steel Co.	16,235	373,105
Kinross Gold Corp.	141,234	2,952,509
OceanaGold Corp.	6,232	113,899
Rio Tinto PLC	1,888	118,022
South32 Ltd.	1,212,140	2,140,281
TA Chen Stainless Pipe	14,647	18,597
Valterra Platinum Ltd.	1	46
Wheaton Precious Metals Corp.	85,397	8,576,076
		16,998,558
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	19,951	1,959,787
E.ON SE, Class N	137,548	2,452,667
Engie SA	152,457	3,154,846
		7,567,300
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA	20,861	527,741
BP PLC	101,276	592,427
Canadian Natural Resources Ltd.	79,055	2,503,442
Cheniere Energy, Inc.	2,730	660,169
Chevron Corp.	43,854	7,042,952
ConocoPhillips	5,595	553,737
ENEOS Holdings, Inc.	546,100	3,233,674
Expand Energy Corp.	613	59,326
Exxon Mobil Corp.	7,209	823,917
Repsol SA	60,196	986,980
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Santos Ltd.	42,073	$ 220,266
Shell PLC	244,543	9,003,919
Suncor Energy, Inc.	65,805	2,720,173
TotalEnergies SE	2,633	165,302
Ultrapar Participacoes SA	178,321	647,591
Var Energi ASA	253,801	869,345
		30,610,961
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	5,080	318,922
Delta Air Lines, Inc.	55,187	3,409,453
International Consolidated Airlines Group SA	197,975	1,024,021
		4,752,396
Personal Care Products — 0.0%
Natura Cosmeticos SA(a)	133,806	221,864
Pharmaceuticals — 2.1%
Astellas Pharma, Inc.	40,700	446,791
AstraZeneca PLC	17,920	2,856,706
Bristol-Myers Squibb Co.	83,936	3,960,100
Eli Lilly & Co.	4,576	3,352,286
GSK PLC	61,477	1,214,792
Johnson & Johnson	4,493	796,025
Novartis AG, Registered Shares	66,131	8,370,339
Novo Nordisk A/S, Class B	11,676	659,804
Pfizer, Inc.	358,223	8,869,602
Sanofi SA	13,950	1,384,008
Sino Biopharmaceutical Ltd.	179,000	187,765
Takeda Pharmaceutical Co. Ltd.	150,400	4,527,455
		36,625,673
Professional Services — 0.6%
Bureau Veritas SA	5,869	177,048
Experian PLC	65,126	3,375,842
Intertek Group PLC	26,673	1,691,793
Paylocity Holding Corp.(a)	168	30,110
Recruit Holdings Co. Ltd.	66,600	3,811,074
SGS SA, Registered Shares	299	30,501
Verisk Analytics, Inc.	4,732	1,268,744
Wolters Kluwer NV, Class C	297	37,414
		10,422,526
Real Estate Management & Development — 0.3%
Allos SA	92,530	409,758
FirstService Corp.	8,028	1,616,239
Mitsui Fudosan Co. Ltd.	271,200	2,867,190
Sun Hung Kai Properties Ltd.	5,500	64,968
		4,958,155
Retail REITs — 0.4%
Kimco Realty Corp.	81,799	1,839,660
Klepierre SA	2,407	93,986
Link REIT	16,300	87,061
RioCan Real Estate Investment Trust	61,429	826,598
Simon Property Group, Inc.	18,843	3,404,176
		6,251,481
Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	8,928	2,243,696
ASE Technology Holding Co. Ltd.	115,000	558,494
ASMedia Technology, Inc.	1,000	53,337
ASML Holding NV	796	591,104
ASPEED Technology, Inc.	10,000	1,625,448
Bestechnic Shanghai Co. Ltd., Class A	21,444	851,749
Broadcom, Inc.	40,202	11,955,673

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Elan Microelectronics Corp.	72,000	$ 279,795
Intel Corp.	39,842	970,153
King Yuan Electronics Co. Ltd.	162,000	819,698
Lam Research Corp.	20,249	2,027,937
Marvell Technology, Inc.	9,315	585,587
MediaTek, Inc.	73,000	3,243,831
MPI Corp.	1,000	44,954
Nanya Technology Corp.(a)	43,000	65,647
NVIDIA Corp.	296,525	51,648,725
Parade Technologies Ltd.	24,000	608,329
Phison Electronics Corp.	53,000	840,062
QUALCOMM, Inc.	31,279	5,027,474
Rambus, Inc.(a)	7,256	535,275
Realtek Semiconductor Corp.	21,000	364,855
Rockchip Electronics Co. Ltd., Class A	37,500	1,295,241
Taiwan Semiconductor Manufacturing Co. Ltd.	282,000	10,561,298
Tokyo Electron Ltd.	16,600	2,260,691
		99,059,053
Software — 5.3%
Adobe, Inc.(a)	13,140	4,687,038
Autodesk, Inc.(a)	3,230	1,016,481
Dropbox, Inc., Class A(a)	21,129	614,009
Elastic NV(a)	14,415	1,226,140
Fair Isaac Corp.(a)	249	378,888
Figma, Inc., Class A(a)	3,974	279,293
Fortinet, Inc.(a)	1,529	120,439
Intuit, Inc.	13,473	8,986,491
Microsoft Corp.	93,717	47,485,467
Nice Ltd.(a)	3,647	514,101
Nutanix, Inc., Class A(a)	7,631	512,880
Palantir Technologies, Inc., Class A(a)	33,073	5,182,870
Salesforce, Inc.	39,477	10,115,981
SAP SE	2,277	619,791
ServiceNow, Inc.(a)	6,242	5,726,785
TOTVS SA	12,120	96,502
Workday, Inc., Class A(a)	5,025	1,159,870
Xero Ltd.(a)	21,291	2,270,323
		90,993,349
Specialized REITs — 0.2%
Equinix, Inc.	5,269	4,142,435
Specialty Retail — 1.0%
Best Buy Co., Inc.	5,851	430,868
Home Depot, Inc. (The)	24,302	9,885,324
JB Hi-Fi Ltd.	5,951	455,073
Lojas Renner SA	980,529	2,938,775
Lowe’s Cos., Inc.	2,852	735,987
Pop Mart International Group Ltd.(c)	19,000	789,780
TJX Cos., Inc. (The)	12,492	1,706,532
		16,942,339
Technology Hardware, Storage & Peripherals — 3.1%
Apple Inc.	198,966	46,187,967
Brother Industries Ltd.	4,200	70,773
Chicony Electronics Co. Ltd.	67,000	301,005
IEIT Systems Co. Ltd., Class A	84,000	791,875
Lenovo Group Ltd.	262,000	376,124
Quanta Computer, Inc.	3,000	25,546
Samsung Electronics Co. Ltd.	53,384	2,667,054
Xiaomi Corp., Class B(a)(c)	375,600	2,563,414
		52,983,758
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Bosideng International Holdings Ltd.	412,000	$ 238,456
Hermes International SCA	427	1,045,791
Makalot Industrial Co. Ltd.	32,640	285,465
Tapestry, Inc.	15,856	1,614,458
		3,184,170
Tobacco — 0.2%
Imperial Brands PLC	16,920	714,577
Japan Tobacco, Inc.	25,900	823,495
Philip Morris International, Inc.	10,972	1,833,751
		3,371,823
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	297	78,284
Mitsui & Co. Ltd.	1,600	36,834
Sumitomo Corp.	19,100	534,903
		650,021
Water Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	18,447	102,206
Guangdong Investment Ltd.	32,000	30,098
United Utilities Group PLC	41,277	641,282
		773,586
Wireless Telecommunication Services — 0.3%
MTN Group Ltd.	74,110	629,562
SK Telecom Co. Ltd.	22,513	877,687
SoftBank Corp.	833,800	1,289,790
SoftBank Group Corp.	1,100	118,123
Tele2 AB, B Shares	3,973	69,973
T-Mobile U.S., Inc.	3,315	835,347
Vodafone Group PLC	1,033,587	1,237,642
		5,058,124
Total Common Stocks — 57.0% (Cost: $645,517,366)		973,480,548

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
General Electric Co., 4.90%, 01/29/36	USD	335	336,464
TransDigm, Inc.
7.13%, 12/01/31(c)		166	173,032
6.63%, 03/01/32(c)		59	60,752
6.38%, 05/31/33(c)		311	315,133
6.25%, 01/31/34(c)		15	15,391
6.75%, 01/31/34(c)		40	41,290
			942,062
Automobile Components — 0.0%
Belron UK Finance PLC, 5.75%, 10/15/29(c)		200	202,552
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(c)		200	209,132
IHO Verwaltungs GmbH
(7.75% Cash or 8.50% PIK), 7.75%, 11/15/30(c)(d)		33	34,313
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(c)(d)		25	26,102
Patrick Industries, Inc., 6.38%, 11/01/32(c)		69	69,994
Phinia, Inc., 6.63%, 10/15/32(c)		61	62,649
			604,742
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(c)		338	328,805

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Honda Motor Co. Ltd., 2.53%, 03/10/27	USD	1,000	$ 976,557
New Flyer Holdings, Inc., 9.25%, 07/01/30(c)		238	255,302
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/26(c)		52	52,351
Nissan Motor Co. Ltd.
7.50%, 07/17/30(c)		305	318,662
7.75%, 07/17/32(c)		175	183,316
8.13%, 07/17/35(c)		70	74,165
			2,189,158
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,800	1,863,507
Banco Santander SA
4.18%, 03/24/28		1,000	998,386
5.59%, 08/08/28		1,800	1,871,547
6.61%, 11/07/28		1,600	1,712,291
Bank of America Corp.
2.55%, 02/04/28		1,150	1,123,747
3.19%, 07/23/30		370	355,351
2.50%, 02/13/31		150	138,546
2.69%, 04/22/32		1,200	1,088,623
4.57%, 04/27/33		1,300	1,286,534
5.51%, 01/24/36		1,165	1,200,175
5.74%, 02/12/36		690	706,930
Bank of Montreal, 5.20%, 02/01/28		1,180	1,210,962
Citigroup, Inc.
2.67%, 01/29/31		1,550	1,437,667
4.41%, 03/31/31		1,670	1,666,287
2.57%, 06/03/31		2,140	1,964,544
3.79%, 03/17/33		1,570	1,475,134
Fifth Third Bancorp, 6.34%, 07/27/29		90	94,997
HSBC Holdings PLC
5.87%, 11/18/35		640	657,123
5.45%, 03/03/36		500	508,128
5.79%, 05/13/36		4,400	4,577,785
ING Groep NV, 4.02%, 03/28/28		2,300	2,291,648
JPMorgan Chase & Co.
4.85%, 07/25/28		1,410	1,427,451
2.52%, 04/22/31		2,000	1,848,026
2.96%, 05/13/31		2,595	2,422,560
1.76%, 11/19/31		505	443,581
2.96%, 01/25/33		790	716,626
5.35%, 06/01/34		872	900,251
Mitsubishi UFJ Financial Group, Inc., 2.34%, 01/19/28		1,250	1,217,419
Mizuho Financial Group, Inc., 1.55%, 07/09/27		1,850	1,807,336
Morgan Stanley Bank N.A., 4.45%, 10/15/27		900	900,727
PNC Financial Services Group, Inc. (The)
5.30%, 01/21/28		610	619,370
5.37%, 07/21/36		285	289,620
Royal Bank of Canada, 5.20%, 08/01/28		1,460	1,508,055
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		2,670	2,794,843
6.57%, 06/12/29		890	936,050
6.34%, 05/31/35		1,060	1,126,408
Santander UK Group Holdings PLC, 6.53%, 01/10/29		2,420	2,535,008
Sumitomo Mitsui Financial Group, Inc., 1.90%, 09/17/28		1,310	1,226,189
Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27		1,310	1,272,983
Security		Par (000)	Value
Banks (continued)
U.S. Bancorp
5.68%, 01/23/35	USD	130	$ 135,479
5.42%, 02/12/36		850	869,785
			53,227,679
Beverages — 0.6%
Coca-Cola Co. (The)
3.00%, 03/05/51		5,180	3,423,145
2.50%, 03/15/51		770	455,865
5.20%, 01/14/55		303	286,572
Diageo Capital PLC
2.00%, 04/29/30		1,820	1,655,177
2.13%, 04/29/32		960	826,274
5.50%, 01/24/33		3,930	4,119,696
			10,766,729
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27		650	632,728
Gilead Sciences, Inc.
5.25%, 10/15/33		570	592,121
5.55%, 10/15/53		720	704,256
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		4,076	3,587,422
			5,516,527
Broadline Retail — 0.1%
Kohl’s Corp., 10.00%, 06/01/30(c)		139	149,281
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(c)		75	77,009
Nordstrom, Inc.
4.38%, 04/01/30		202	186,028
5.00%, 01/15/44		162	110,085
Rakuten Group, Inc.
11.25%, 02/15/27(c)		200	216,249
9.75%, 04/15/29(c)		300	333,283
			1,071,935
Building Products — 0.1%
Carlisle Cos., Inc., 5.55%, 09/15/40		270	270,239
Owens Corning
3.40%, 08/15/26		350	346,907
4.30%, 07/15/47		1,430	1,160,329
			1,777,475
Capital Markets — 1.5%
Ares Capital Corp.
2.88%, 06/15/27		520	506,742
2.88%, 06/15/28		680	649,042
Bank of New York Mellon Corp. (The), 4.71%, 02/01/34		630	627,814
Deutsche Bank AG
5.71%, 02/08/28		260	264,835
6.82%, 11/20/29		190	203,598
5.40%, 09/11/35		621	625,555
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,943,382
Freedom Mortgage Corp.
12.00%, 10/01/28(c)		55	58,742
12.25%, 10/01/30(c)		76	84,290
FS KKR Capital Corp.
2.63%, 01/15/27		445	431,558
3.13%, 10/12/28		1,130	1,038,864
6.13%, 01/15/30		528	524,385
Goldman Sachs Group, Inc. (The)
2.60%, 02/07/30		1,220	1,140,927
1.99%, 01/27/32		366	321,473
2.62%, 04/22/32		469	423,275
2.38%, 07/21/32		4,045	3,583,045

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
3.10%, 02/24/33	USD	1,095	$ 995,712
4.02%, 10/31/38		442	388,779
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(c)		140	144,670
LPL Holdings, Inc., 5.65%, 03/15/35		830	838,921
Morgan Stanley
2.48%, 01/21/28		950	927,320
2.70%, 01/22/31		205	191,056
1.79%, 02/13/32		3,020	2,619,476
2.51%, 10/20/32		1,355	1,202,349
5.25%, 04/21/34		1,245	1,271,039
5.42%, 07/21/34		2,585	2,668,840
Osaic Holdings, Inc.
6.75%, 08/01/32(c)		25	25,473
8.00%, 08/01/33(c)		10	10,132
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(c)		80	82,231
StoneX Group, Inc., 7.88%, 03/01/31(c)		203	214,585
UBS AG, 1.25%, 08/07/26		430	418,664
UBS Group AG, 3.09%, 05/14/32(c)		200	184,087
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(c)		116	121,761
			25,732,622
Chemicals — 0.1%
Ecolab, Inc., 2.70%, 12/15/51		760	462,992
NOVA Chemicals Corp., 9.00%, 02/15/30(c)		28	30,075
Rain Carbon, Inc., 12.25%, 09/01/29(c)		93	99,846
Sherwin-Williams Co. (The), 5.15%, 08/15/35		1,220	1,228,897
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(c)		104	101,906
			1,923,716
Commercial Services & Supplies — 0.1%
Deluxe Corp.
8.00%, 06/01/29(c)		28	27,727
8.13%, 09/15/29(c)		94	97,925
Pitney Bowes, Inc.
6.88%, 03/15/27(c)		7	7,021
7.25%, 03/15/29(c)		69	69,333
Republic Services, Inc.
4.75%, 07/15/30		120	123,189
5.20%, 11/15/34		495	507,906
Waste Connections, Inc., 5.25%, 09/01/35		945	966,248
			1,799,349
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95%, 02/24/32		90	92,954
5.30%, 02/26/54		325	312,549
CommScope LLC
8.25%, 03/01/27(c)		97	98,163
9.50%, 12/15/31(c)		147	152,026
Motorola Solutions, Inc.
2.30%, 11/15/30		600	539,822
2.75%, 05/24/31		1,990	1,814,075
5.60%, 06/01/32		1,250	1,305,840
5.40%, 04/15/34		720	739,440
Viasat, Inc.
6.50%, 07/15/28(c)		192	186,675
7.50%, 05/30/31(c)		293	275,049
			5,516,593
Construction & Engineering — 0.3%
AECOM, 6.00%, 08/01/33(c)		160	163,305
Security		Par (000)	Value
Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(c)	USD	48	$ 46,137
HTA Group Ltd., 7.50%, 06/04/29(c)		200	207,000
Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,867,660
Tutor Perini Corp., 11.88%, 04/30/29(c)		127	142,583
			4,426,685
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 01/09/35		1,050	1,083,200
Martin Marietta Materials, Inc., 5.15%, 12/01/34		530	533,118
			1,616,318
Consumer Finance — 0.8%
Ally Financial, Inc., 6.65%, 01/17/40		209	207,412
American Express Co.
2.55%, 03/04/27		700	684,716
5.28%, 07/27/29		1,020	1,052,416
5.04%, 05/01/34		450	457,157
5.63%, 07/28/34		160	165,286
5.44%, 01/30/36		290	298,089
Atlanticus Holdings Corp., 9.75%, 09/01/30(c)		275	273,550
Bread Financial Holdings, Inc., 9.75%, 03/15/29(c)		57	60,911
Burford Capital Global Finance LLC
6.88%, 04/15/30(c)		35	35,122
9.25%, 07/01/31(c)		156	166,064
Capital One Financial Corp.
7.62%, 10/30/31		3,250	3,687,353
5.27%, 05/10/33		340	345,811
5.82%, 02/01/34		700	728,645
7.96%, 11/02/34		1,700	1,989,135
Credit Acceptance Corp.
9.25%, 12/15/28(c)		153	161,520
6.63%, 03/15/30(c)		90	91,164
Enova International, Inc., 9.13%, 08/01/29(c)		174	183,476
EZCORP, Inc., 7.38%, 04/01/32(c)		45	47,447
goeasy Ltd.
9.25%, 12/01/28(c)		121	127,338
7.63%, 07/01/29(c)		120	124,268
7.38%, 10/01/30(c)		95	97,880
OneMain Finance Corp.
6.63%, 01/15/28		174	178,398
6.63%, 05/15/29		104	106,942
7.88%, 03/15/30		173	183,031
7.50%, 05/15/31		178	186,595
SLM Corp., 6.50%, 01/31/30		100	104,667
Synchrony Financial
2.88%, 10/28/31		2,180	1,933,150
7.25%, 02/02/33		149	157,015
			13,834,558
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The), 5.00%, 09/15/34		365	363,789
U.S. Foods, Inc.
7.25%, 01/15/32(c)		177	185,849
5.75%, 04/15/33(c)		123	123,402
United Natural Foods, Inc., 6.75%, 10/15/28(c)		216	215,587
Walmart, Inc., 4.90%, 04/28/35		1,490	1,513,330
			2,401,957
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc., 5.50%, 03/01/28(c)		42	41,824
Diversified REITs — 0.2%
American Tower Corp.
1.45%, 09/15/26		425	412,758

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
American Tower Corp.
5.80%, 11/15/28	USD	25	$ 26,134
Crown Castle, Inc., 3.65%, 09/01/27		900	888,898
Equinix, Inc., 1.45%, 05/15/26		1,000	979,355
Iron Mountain, Inc., 7.00%, 02/15/29(c)		116	119,487
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28(c)		261	274,632
6.50%, 02/15/29(c)		73	69,525
			2,770,789
Diversified Telecommunication Services — 0.1%
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(c)		200	208,366
GCI LLC, 4.75%, 10/15/28(c)		100	97,388
Koninklijke KPN NV, 8.38%, 10/01/30		450	528,653
Level 3 Financing, Inc.
4.25%, 07/01/28(c)		147	134,872
6.88%, 06/30/33(c)		275	277,468
7.00%, 03/31/34(c)		95	95,645
Telecom Italia Capital SA
6.00%, 09/30/34		62	61,758
7.20%, 07/18/36		81	85,739
7.72%, 06/04/38		82	89,479
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)		145	150,826
			1,730,194
Electric Utilities — 0.6%
Avangrid, Inc., 3.80%, 06/01/29		500	491,492
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,611,833
Eversource Energy
2.90%, 03/01/27		1,000	981,950
3.38%, 03/01/32		750	687,707
Series U, 1.40%, 08/15/26		200	194,526
Exelon Corp.
2.75%, 03/15/27		550	538,777
3.35%, 03/15/32		350	324,943
5.45%, 03/15/34		270	278,282
NRG Energy, Inc., 6.25%, 11/01/34(c)		70	71,767
NSTAR Electric Co.
3.25%, 05/15/29		1,000	970,509
3.95%, 04/01/30		1,000	991,137
Public Service Co. of New Hampshire, 5.15%, 01/15/53		360	332,218
Public Service Electric & Gas Co., 5.20%, 08/01/33		2,410	2,490,668
Tampa Electric Co., 5.15%, 03/01/35		670	675,385
Vistra Operations Co. LLC, 7.75%, 10/15/31(c)		86	91,373
			10,732,567
Electrical Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	880,302
WESCO Distribution, Inc., 6.38%, 03/15/33(c)		105	108,908
			989,210
Electronic Equipment, Instruments & Components — 0.2%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	44,298
Arrow Electronics, Inc., 5.88%, 04/10/34		770	798,510
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,255,723
3.00%, 10/30/29		1,150	1,091,783
4.95%, 10/15/34		95	94,250
			3,284,564
Security		Par (000)	Value
Energy Equipment & Services — 0.3%
Chevron U.S.A., Inc., 4.98%, 04/15/35	USD	1,905	$ 1,936,566
Oceaneering International, Inc., 6.00%, 02/01/28		14	14,145
Pentair Finance S.a.r.l.
4.50%, 07/01/29		1,580	1,587,732
5.90%, 07/15/32		740	779,971
Tidewater, Inc., 9.13%, 07/15/30(c)		35	37,345
Valaris Ltd., 8.38%, 04/30/30(c)		122	127,013
Vallourec SACA, 7.50%, 04/15/32(c)		95	100,888
Viridien, 10.00%, 10/15/30(c)		100	99,933
			4,683,593
Entertainment — 0.0%
Odeon Finco PLC, 12.75%, 11/01/27(c)		158	163,773
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)		163	94,947
5.88%, 09/01/31(c)		22	12,760
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(c)		81	81,267
			352,747
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34		1,140	1,124,490
Coinbase Global, Inc., 3.38%, 10/01/28(c)		188	178,387
CPI CG, Inc., 10.00%, 07/15/29(c)		118	123,517
Freedom Mortgage Holdings LLC
9.25%, 02/01/29(c)		125	130,637
9.13%, 05/15/31(c)		125	131,488
8.38%, 04/01/32(c)		35	36,098
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29		185	183,909
10.00%, 11/15/29(c)		221	218,764
9.00%, 06/15/30		65	61,921
MGIC Investment Corp., 5.25%, 08/15/28		2,930	2,931,169
Nationstar Mortgage Holdings, Inc.
6.50%, 08/01/29(c)		120	122,857
5.13%, 12/15/30(c)		312	315,082
7.13%, 02/01/32(c)		69	71,735
PennyMac Financial Services, Inc.
7.88%, 12/15/29(c)		28	29,761
7.13%, 11/15/30(c)		110	113,939
6.88%, 05/15/32(c)		80	81,907
6.88%, 02/15/33(c)		125	127,719
6.75%, 02/15/34(c)		35	35,239
RELX Capital, Inc., 5.25%, 03/27/35		110	112,373
Rocket Cos., Inc.
6.13%, 08/01/30(c)		95	97,750
6.38%, 08/01/33(c)		105	108,961
UWM Holdings LLC, 6.63%, 02/01/30(c)		138	140,190
			6,477,893
Food Products — 0.2%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.
12.25%, 04/15/29(c)		145	157,329
4.88%, 06/01/29(c)		74	64,793
Kellanova
3.40%, 11/15/27		670	660,849
4.30%, 05/15/28		3,000	3,018,845

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc.
6.38%, 03/01/33(c)	USD	157	$ 158,594
6.25%, 10/15/34(c)		93	93,551
			4,153,961
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27		138	137,710
9.38%, 06/01/28(c)		107	110,422
9.50%, 06/01/30(c)		85	89,040
National Fuel Gas Co., 5.95%, 03/15/35		2,035	2,099,246
ONE Gas, Inc., 4.25%, 09/01/32		155	150,644
			2,587,062
Ground Transportation — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/30(c)		117	121,109
8.00%, 02/15/31(c)		61	62,939
8.38%, 06/15/32(c)		59	61,583
Canadian National Railway Co., 3.85%, 08/05/32		575	549,609
CSX Corp., 4.90%, 03/15/55		60	53,109
Hertz Corp. (The), 12.63%, 07/15/29(c)		53	55,078
Ryder System, Inc., 6.30%, 12/01/28		1,120	1,191,497
			2,094,924
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28(c)		194	202,080
Insulet Corp., 6.50%, 04/01/33(c)		185	191,799
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		40	40,284
5.35%, 12/01/28		140	144,977
			579,140
Health Care Providers & Services — 1.3%
Cardinal Health, Inc., 5.35%, 11/15/34		740	751,544
Cencora, Inc.
2.70%, 03/15/31		2,050	1,878,652
4.30%, 12/15/47		1,280	1,036,605
Cigna Group (The)
4.38%, 10/15/28		990	995,368
5.25%, 02/15/34		590	601,665
CVS Health Corp.
5.00%, 09/15/32		300	301,379
5.45%, 09/15/35		600	601,347
DaVita, Inc.
4.63%, 06/01/30(c)		114	109,751
6.88%, 09/01/32(c)		236	244,150
6.75%, 07/15/33(c)		75	77,732
HCA, Inc.
5.25%, 06/15/26		850	851,488
3.13%, 03/15/27		440	432,881
5.20%, 06/01/28		590	604,333
5.45%, 04/01/31		780	809,619
3.63%, 03/15/32		1,129	1,050,017
5.60%, 04/01/34		985	1,012,379
5.45%, 09/15/34		165	167,114
5.90%, 06/01/53		330	315,230
Icon Investments Six DAC, 6.00%, 05/08/34		2,380	2,474,013
McKesson Corp., 5.10%, 07/15/33		2,750	2,817,997
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)		165	144,324
(6.50% Cash and 5.00% PIK), 11.50%, 12/31/30(c)(d)		56	57,285
Security		Par (000)	Value
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC
(6.00% Cash and 0.75% PIK), 6.75%, 03/31/31(c)(d)	USD	133	$ 107,242
Quest Diagnostics, Inc.
4.60%, 12/15/27		980	990,688
4.63%, 12/15/29		1,200	1,218,483
Tenet Healthcare Corp., 6.13%, 10/01/28		200	200,144
UnitedHealth Group, Inc.
4.90%, 04/15/31		420	429,609
4.50%, 04/15/33		640	627,320
5.88%, 02/15/53		200	197,633
5.05%, 04/15/53		1,100	965,450
			22,071,442
Health Care REITs — 0.1%
Diversified Healthcare Trust, 4.38%, 03/01/31		159	135,021
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		151	143,038
Ventas Realty LP, 5.10%, 07/15/32		900	920,904
Welltower OP LLC, 4.50%, 07/01/30		1,250	1,261,546
			2,460,509
Hotels, Restaurants & Leisure — 0.1%
Brinker International, Inc., 8.25%, 07/15/30(c)		38	40,406
Darden Restaurants, Inc.
4.35%, 10/15/27		305	306,439
4.55%, 10/15/29		305	306,086
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(c)		66	68,539
Hyatt Hotels Corp., 5.38%, 12/15/31		40	40,975
Life Time, Inc., 6.00%, 11/15/31(c)		122	123,298
Light & Wonder International, Inc.
7.25%, 11/15/29(c)		120	123,108
7.50%, 09/01/31(c)		176	183,721
Lindblad Expeditions LLC, 7.00%, 09/15/30(c)		35	35,844
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(c)		80	84,329
Viking Cruises Ltd.
7.00%, 02/15/29(c)		100	100,682
9.13%, 07/15/31(c)		108	116,360
			1,529,787
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61		360	229,833
NVR, Inc., 3.00%, 05/15/30		1,930	1,822,284
PulteGroup, Inc.
5.00%, 01/15/27		1,630	1,642,820
6.38%, 05/15/33		890	968,471
Whirlpool Corp., 6.13%, 06/15/30		60	60,667
			4,724,075
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	46,708
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,867,565
			1,914,273
Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29		1,330	1,245,758
Honeywell International, Inc., 5.35%, 03/01/64		300	279,429
Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,565,857
			6,091,044
Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(c)		45	46,170

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Allstate Corp. (The), 3.85%, 08/10/49	USD	510	$ 383,614
American International Group, Inc., 4.85%, 05/07/30		420	429,717
Assurant, Inc., 5.55%, 02/15/36		265	264,826
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(c)		124	128,693
CNA Financial Corp., 5.20%, 08/15/35		400	395,972
Markel Group, Inc., 6.00%, 05/16/54		368	364,934
Marsh & McLennan Cos., Inc.
5.15%, 03/15/34		1,300	1,336,032
5.45%, 03/15/53		800	764,583
5.70%, 09/15/53		1,030	1,021,363
Progressive Corp. (The), 4.95%, 06/15/33		2,060	2,102,025
Stewart Information Services Corp., 3.60%, 11/15/31		618	555,824
Willis North America, Inc.
4.65%, 06/15/27		570	573,706
5.35%, 05/15/33		730	750,889
5.90%, 03/05/54		770	759,210
			9,877,558
Interactive Media & Services — 0.1%
Alphabet, Inc., 4.50%, 05/15/35		1,800	1,785,307
Match Group Holdings II LLC, 6.13%, 09/15/33(c)		165	166,814
Snap, Inc.
6.88%, 03/01/33(c)		241	243,505
6.88%, 03/15/34(c)		55	55,144
			2,250,770
IT Services — 1.1%
Accenture Capital, Inc., 4.50%, 10/04/34		80	78,137
Automatic Data Processing, Inc.
1.70%, 05/15/28		5,380	5,091,647
4.75%, 05/08/32		590	602,527
CGI, Inc., 2.30%, 09/14/31		2,370	2,083,892
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(c)		187	186,311
CoreWeave, Inc.
9.25%, 06/01/30(c)		453	454,624
9.00%, 02/01/31(c)		187	185,129
Fiserv, Inc.
5.45%, 03/02/28		470	483,460
5.60%, 03/02/33		970	1,006,451
IBM International Capital Pte Ltd.
4.90%, 02/05/34		2,550	2,555,342
5.30%, 02/05/54		1,540	1,425,868
International Business Machines Corp., 2.20%, 02/09/27		750	730,700
Mastercard, Inc.
2.00%, 11/18/31		1,450	1,275,066
3.85%, 03/26/50		1,290	999,125
Sabre GLBL, Inc., 11.25%, 12/15/27(c)		55	56,650
VeriSign, Inc., 5.25%, 06/01/32		205	209,055
Visa, Inc., 3.65%, 09/15/47		630	486,568
			17,910,552
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(c)		175	182,591
Machinery — 0.0%
Cummins, Inc., 4.90%, 02/20/29		570	585,793
Security		Par (000)	Value
Machinery (continued)
Enpro, Inc., 6.13%, 06/01/33(c)	USD	35	$ 35,715
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(c)		18	18,945
			640,453
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29(c)		30	30,457
7.38%, 03/01/31(c)		353	365,248
4.50%, 05/01/32		69	63,097
CSC Holdings LLC
5.50%, 04/15/27(c)		110	105,788
11.25%, 05/15/28(c)		110	109,936
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc.
5.88%, 08/15/27(c)		123	122,385
10.00%, 02/15/31(c)		306	304,200
Discovery Communications LLC, 5.00%, 09/20/37		90	66,431
EW Scripps Co. (The), 9.88%, 08/15/30(c)		85	79,903
Fox Corp., 5.58%, 01/25/49		300	282,829
Gray Media, Inc., 9.63%, 07/15/32(c)		20	20,102
iHeartCommunications, Inc.
9.13%, 05/01/29(c)		222	190,207
10.88%, 05/01/30(c)		219	129,565
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		500	503,850
Nexstar Media, Inc.
5.63%, 07/15/27(c)		140	139,848
4.75%, 11/01/28(c)		253	248,348
Paramount Global, 4.20%, 05/19/32		160	149,250
Sinclair Television Group, Inc.
5.50%, 03/01/30(c)		54	44,415
4.38%, 12/31/32(c)		120	85,121
8.13%, 02/15/33(c)		75	76,838
Sirius XM Radio LLC, 4.13%, 07/01/30(c)		67	62,297
TEGNA, Inc.
4.63%, 03/15/28		48	47,602
5.00%, 09/15/29		7	7,007
Warnermedia Holdings, Inc.
4.05%, 03/15/29		65	61,750
4.28%, 03/15/32		75	64,725
5.05%, 03/15/42		185	124,644
			3,485,843
Metals & Mining — 0.1%
Algoma Steel, Inc., 9.13%, 04/15/29(c)		62	54,960
Century Aluminum Co., 6.88%, 08/01/32(c)		122	124,694
Champion Iron Canada, Inc., 7.88%, 07/15/32(c)		90	93,927
Compass Minerals International, Inc., 8.00%, 07/01/30(c)		59	61,713
Eldorado Gold Corp., 6.25%, 09/01/29(c)		123	123,461
Fortescue Treasury Pty Ltd., 6.13%, 04/15/32(c)		121	124,187
Ivanhoe Mines Ltd., 7.88%, 01/23/30(c)		179	180,802
New Gold, Inc., 6.88%, 04/01/32(c)		179	186,584
Novelis Corp., 6.88%, 01/30/30(c)		80	83,009
Reliance, Inc., 2.15%, 08/15/30		50	44,813
Rio Tinto Finance U.S.A. PLC, 5.25%, 03/14/35		715	728,394
SunCoke Energy, Inc., 4.88%, 06/30/29(c)		69	62,989
Taseko Mines Ltd., 8.25%, 05/01/30(c)		131	137,730
			2,007,263
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(c)		52	55,448
Starwood Property Trust, Inc.
3.63%, 07/15/26(c)		141	138,843

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.
7.25%, 04/01/29(c)	USD	169	$ 177,104
6.50%, 10/15/30(c)		75	77,422
			448,817
Multi-Utilities — 0.0%
American Water Capital Corp., 5.70%, 09/01/55		95	93,487
Oil, Gas & Consumable Fuels — 1.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)		42	43,808
California Resources Corp., 8.25%, 06/15/29(c)		344	355,413
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		670	650,855
Cheniere Energy, Inc., 4.63%, 10/15/28		2,890	2,887,733
Chord Energy Corp., 6.75%, 03/15/33(c)		110	112,818
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		55	52,172
ConocoPhillips Co., 5.00%, 01/15/35		1,655	1,654,913
CVR Energy, Inc., 8.50%, 01/15/29(c)		29	29,312
Enbridge, Inc., 6.20%, 11/15/30		75	80,742
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29		21	21,282
8.25%, 01/15/32(c)		197	207,096
Greenfire Resources Ltd., 12.00%, 10/01/28(c)		52	54,923
Karoon U.S.A. Finance, Inc., 10.50%, 05/14/29(c)		33	34,161
Kinder Morgan, Inc., 5.95%, 08/01/54		736	714,078
ONEOK, Inc.
2.20%, 09/15/25		370	369,682
5.85%, 01/15/26		1,000	1,003,628
5.65%, 11/01/28		1,630	1,693,191
6.35%, 01/15/31		1,340	1,439,210
6.05%, 09/01/33		590	620,773
7.15%, 01/15/51		430	460,952
Summit Midstream Holdings LLC, 8.63%, 10/31/29(c)		86	85,758
Talos Production, Inc.
9.00%, 02/01/29(c)		118	121,469
9.38%, 02/01/31(c)		114	118,136
Targa Resources Corp.
6.15%, 03/01/29		2,790	2,943,542
5.55%, 08/15/35		570	574,144
6.50%, 02/15/53		750	766,455
TotalEnergies Capital SA, 5.49%, 04/05/54		510	485,459
Venture Global LNG, Inc.
9.50%, 02/01/29(c)		100	109,941
9.88%, 02/01/32(c)		211	229,753
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(c)		100	104,945
Western Midstream Operating LP, 6.35%, 01/15/29		35	36,812
			18,063,156
Passenger Airlines — 0.0%
American Airlines, Inc.
7.25%, 02/15/28(c)		218	223,653
8.50%, 05/15/29(c)		349	365,733
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)		195	193,771
			783,157
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32(c)		240	249,204
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(c)		55	56,591
Bausch Health Cos., Inc., 11.00%, 09/30/28(c)		287	300,991
Eli Lilly & Co.
5.05%, 08/14/54		930	860,636
Security		Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
5.65%, 10/15/65	USD	55	$ 54,538
Merck & Co., Inc., 5.00%, 05/17/53		340	307,881
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,780,341
Zoetis, Inc.
3.00%, 09/12/27		640	627,188
2.00%, 05/15/30		2,820	2,555,650
			7,793,020
Professional Services — 0.0%
CACI International, Inc., 6.38%, 06/15/33(c)		181	186,691
GrubHub Holdings, Inc., 5.50%, 07/01/27(c)		97	96,666
			283,357
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
5.50%, 04/01/29		1,130	1,171,998
5.95%, 08/15/34		1,830	1,943,560
Howard Hughes Corp. (The), 5.38%, 08/01/28(c)		150	149,868
Hudson Pacific Properties LP
5.95%, 02/15/28		126	123,260
4.65%, 04/01/29		136	124,995
			3,513,681
Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG, 12.25%, 03/30/29(c)		174	188,429
Broadcom, Inc., 3.75%, 02/15/51(c)		460	343,515
Intel Corp., 4.88%, 02/10/28		1,610	1,631,188
Lam Research Corp., 1.90%, 06/15/30		3,810	3,440,709
Marvell Technology, Inc., 5.95%, 09/15/33		65	68,821
NVIDIA Corp.
1.55%, 06/15/28		600	565,403
2.00%, 06/15/31		4,490	4,017,691
3.70%, 04/01/60		1,580	1,149,697
Texas Instruments, Inc.
1.90%, 09/15/31		459	404,125
3.65%, 08/16/32		3,545	3,374,403
4.90%, 03/14/33		790	811,224
TSMC Arizona Corp.
4.25%, 04/22/32		1,258	1,256,591
3.25%, 10/25/51		810	595,042
			17,846,838
Software — 1.1%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,321,237
AppLovin Corp., 5.50%, 12/01/34		890	908,429
Cloud Software Group, Inc.
6.50%, 03/31/29(c)		138	139,518
9.00%, 09/30/29(c)		199	207,443
Dye & Durham Ltd., 8.63%, 04/15/29(c)		100	104,514
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	878,803
Intuit, Inc.
1.35%, 07/15/27		1,000	954,378
1.65%, 07/15/30		4,690	4,171,427
5.20%, 09/15/33		300	311,143
5.50%, 09/15/53		95	93,183
Oracle Corp., 5.50%, 08/03/35		2,060	2,099,758
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(c)		249	249,641
Roper Technologies, Inc., 5.10%, 09/15/35		110	109,733
Salesforce, Inc., 3.05%, 07/15/61		920	557,146
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,628,601
Workday, Inc., 3.80%, 04/01/32		1,820	1,725,148
			18,460,102

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialized REITs — 0.0%
Millrose Properties, Inc., 6.38%, 08/01/30(c)	USD	50	$ 50,450
Specialty Retail — 0.4%
Advance Auto Parts, Inc.
7.00%, 08/01/30(c)		70	71,829
7.38%, 08/01/33(c)		80	82,000
Bath & Body Works, Inc.
6.95%, 03/01/33		119	123,173
6.88%, 11/01/35		241	251,004
Carvana Co.
(9.00% Cash or 12.00% PIK), 9.00%, 12/01/28(c)(d)		205	209,937
(9.00% Cash or 13.00% PIK), 9.00%, 06/01/30(c)(d)		239	249,774
(9.00% Cash or 14.00% PIK), 9.00%, 06/01/31(c)(d)		451	512,231
Foot Locker, Inc., 4.00%, 10/01/29(c)		70	67,003
Gap, Inc. (The), 3.63%, 10/01/29(c)		69	64,712
Home Depot, Inc. (The)
1.50%, 09/15/28		1,050	978,714
1.88%, 09/15/31		1,420	1,236,951
3.35%, 04/15/50		940	652,837
Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	1,071,719
Wayfair LLC
7.25%, 10/31/29(c)		113	115,218
7.75%, 09/15/30(c)		295	304,780
			5,991,882
Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31		226	210,374
5.55%, 08/22/34		890	900,894
Diebold Nixdorf, Inc., 7.75%, 03/31/30(c)		35	37,029
NCR Atleos Corp., 9.50%, 04/01/29(c)		169	183,250
NetApp, Inc., 5.70%, 03/17/35		648	667,893
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(c)		60	60,720
			2,060,160
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32		1,000	1,020,584
Under Armour, Inc., 7.25%, 07/15/30(c)		31	30,952
Wolverine World Wide, Inc., 4.00%, 08/15/29(c)		199	183,005
			1,234,541
Trading Companies & Distributors — 0.0%
Alta Equipment Group, Inc., 9.00%, 06/01/29(c)		164	156,032
FTAI Aviation Investors LLC
7.88%, 12/01/30(c)		178	189,205
7.00%, 06/15/32(c)		48	50,096
QXO Building Products, Inc., 6.75%, 04/30/32(c)		240	247,873
			643,206
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA
6.25%, 03/25/29(c)		63	63,335
7.38%, 04/02/32(c)		168	173,166
T-Mobile U.S.A., Inc., 5.50%, 01/15/55		320	298,808
Zegona Finance PLC, 8.63%, 07/15/29(c)		328	348,870
			884,179
Total Corporate Bonds — 19.1% (Cost: $323,267,779)			327,122,766
Security		Par (000)	Value
Foreign Government Obligations
Chile — 0.1%
Republic of Chile, 3.25%, 09/21/71	USD	1,110	$ 668,087
Mexico — 0.1%
United Mexican States
7.38%, 05/13/55		550	574,846
3.77%, 05/24/61		870	521,182
			1,096,028
Peru — 0.0%
Republic of Peru, 6.20%, 06/30/55		300	303,900
Philippines — 0.0%
Republic of Philippines, 5.90%, 02/04/50		400	416,659
Poland — 0.0%
Republic of Poland, 5.50%, 03/18/54		220	206,340
Total Foreign Government Obligations — 0.2% (Cost: $2,752,367)			2,691,014

	Shares
Investment Companies
Equity Funds — 0.2%
iShares MSCI India ETF(e)	82,801	4,303,996
Total Investment Companies — 0.2% (Cost: $3,742,012)		4,303,996
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.0%
Grupo Cibest SA	24,294	306,241
Chemicals — 0.0%
Braskem SA, Series A(a)	113,151	195,129
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais	74,512	152,821
Cia Paranaense de Energia - Copel, Class B	138,962	312,943
		465,764
Machinery — 0.1%
Marcopolo SA	345,125	587,531
Metals & Mining — 0.0%
Gerdau SA	96,697	299,444
Total Preferred Securities — 0.1% (Cost: $1,849,352)		1,854,109

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.3%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,017	1,570,801
2.00%, 04/01/37 - 11/01/51		23,405	19,185,929
2.50%, 06/01/37 - 07/01/51		6,359	5,354,976
3.00%, 09/01/34 - 06/01/52		3,023	2,691,284
4.00%, 11/01/37 - 08/01/52		1,016	961,091
4.50%, 09/01/52 - 08/01/53		166	161,497
5.00%, 10/01/52 - 01/01/55		2,753	2,726,193
5.50%, 02/01/53 - 05/01/54		1,441	1,458,343
6.00%, 07/01/53 - 07/01/55		4,293	4,398,996

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/53 - 08/01/54	USD	1,571	$ 1,653,499
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		141	125,553
2.00%, 05/01/36 - 04/01/37		779	715,040
2.50%, 05/01/37 - 07/01/51		3,700	3,123,710
3.00%, 07/01/38 - 07/01/50		437	415,893
4.00%, 02/01/38 - 02/01/53		960	909,656
4.50%, 08/01/52 - 08/01/53		54	53,000
5.00%, 04/01/53		252	250,141
5.50%, 01/01/53 - 11/01/54		2,509	2,531,118
6.00%, 08/01/53 - 07/01/55		2,511	2,575,685
6.50%, 10/01/53 - 04/01/55		1,907	1,983,789
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/20/51 - 09/15/55(f)		6,030	4,940,797
2.50%, 07/20/51 - 08/20/52		11,833	10,092,540
3.00%, 11/20/46 - 09/15/55(f)		10,483	9,287,734
3.50%, 03/20/50 - 09/15/55(f)		6,133	5,608,114
4.00%, 01/20/50 - 09/20/52		4,929	4,638,306
4.50%, 03/20/49 - 09/15/55(f)		3,969	3,841,518
5.00%, 04/20/53 - 09/15/55(f)		3,314	3,283,386
5.50%, 12/20/52 - 09/15/55(f)		3,620	3,651,405
6.00%, 09/20/53 - 09/15/55(f)		2,588	2,641,281
6.50%, 10/20/53 - 09/15/55(f)		1,091	1,121,882
Uniform Mortgage-Backed Securities
1.50%, 09/01/40 - 09/01/55(f)		2,189	1,775,337
2.00%, 09/01/40 - 09/01/55(f)		3,486	2,871,158
2.50%, 09/01/40 - 09/01/55(f)		2,350	2,131,789
3.00%, 09/01/40 - 09/01/55(f)		1,500	1,389,116
3.50%, 09/01/40 - 09/01/55(f)		4,600	4,203,747
4.00%, 09/01/40 - 09/01/55(f)		1,975	1,887,791
4.50%, 09/01/55(f)		2,325	2,235,970
5.00%, 09/01/55(f)		2,250	2,218,787
5.50%, 09/01/55(f)		3,875	3,896,815
6.00%, 09/01/55(f)		125	127,695
6.50%, 09/01/55(f)		250	259,068
			124,950,430
Total U.S. Government Sponsored Agency Securities — 7.3% (Cost: $130,570,719)			124,950,430
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	14,313,008
2.25%, 05/15/41 - 02/15/52		46,000	29,527,578
2.38%, 02/15/42		10,000	7,238,281
4.38%, 08/15/43		9,100	8,604,477
4.13%, 08/15/44		1,000	908,398
3.00%, 02/15/47		5,000	3,714,063
3.38%, 11/15/48		2,600	2,028,914
U.S. Treasury Notes
0.25%, 09/30/25		35,630	35,519,350
2.50%, 03/31/27		12,000	11,780,625
1.88%, 02/28/29 - 02/15/32		33,000	30,158,516
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.38%, 05/15/29	USD	16,000	$ 15,316,250
0.63%, 08/15/30		5,000	4,308,789
3.88%, 08/15/34		9,000	8,822,812
Total U.S. Treasury Obligations — 10.1% (Cost: $199,288,810)			172,241,061
Total Long-Term Investments — 94.0% (Cost: $1,306,988,405)			1,606,643,924

	Shares
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(g)(h)	2,434,240	2,435,457
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(e)(g)	89,651,369	89,651,369
		92,086,826

		Par (000)
U.S. Treasury Obligations(i) — 1.7%
U.S. Treasury Bills
4.29%, 09/04/25	USD	16,000	15,996,235
4.29%, 09/09/25		300	299,752
4.22%, 09/16/25		9,200	9,184,739
4.30%, 09/18/25		1,200	1,197,731
4.29%, 09/23/25		500	498,760
4.27%, 09/25/25		1,100	1,097,023
Total U.S. Treasury Obligations — 1.7% (Cost: $28,270,911)			28,274,240
Total Short-Term Securities — 7.1% (Cost: $120,357,512)			120,361,066
Total Investments — 101.1% (Cost: $1,427,345,917)			1,727,004,990
Liabilities in Excess of Other Assets — (1.1)%			(17,981,295)
Net Assets — 100.0%			$ 1,709,023,695

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Affiliate of the Fund.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,291,050	$ 1,144,100 (a)	$ —	$ 82	$ 225	$ 2,435,457	2,434,240	$ 1,764 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	89,404,974	246,395 (a)	—	—	—	89,651,369	89,651,369	675,720	—
iShares MSCI India ETF	4,579,582	181,396	(254,344)	(8,924)	(193,714)	4,303,996	82,801	—	—
				$ (8,842)	$ (193,489)	$ 96,390,822		$ 677,484	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	162	09/11/25	$ 33,871	$ 3,159,029
U.S. Treasury Bonds (30 Year)	22	12/19/25	2,514	(1,927)
U.S. Treasury Notes (10 Year)	460	12/19/25	51,750	98,939
U.S. Ultra Treasury Notes (10 Year)	16	12/19/25	1,831	(204)
U.S. Treasury Notes (2 Year)	431	12/31/25	89,880	104,436
				3,360,273
Short Contracts
S&P/Toronto Stock Exchange 60 Index	15	09/18/25	3,704	(238,404)
Mini MSCI EAFE Index	41	09/19/25	5,578	(24,381)
Mini MSCI Emerging Markets Index	199	09/19/25	12,586	(695,029)
NASDAQ 100 E-Mini Index	103	09/19/25	48,331	(2,701,319)
S&P 500 E-Mini Index	112	09/19/25	36,247	(1,516,511)
U.S. Ultra Treasury Bonds	871	12/19/25	101,526	471,986
U.S. Treasury Notes (5 Year)	154	12/31/25	16,858	(31,308)
				(4,734,966)
				$ (1,374,693)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	45,741,475	USD	29,622,307	Barclays Bank PLC	09/17/25	$322,871
EUR	27,412,480	USD	31,411,413	Barclays Bank PLC	09/17/25	696,323
USD	478,663	GBP	353,700	JPMorgan Chase Bank N.A.	09/17/25	519
USD	679,971	JPY	96,699,400	Barclays Bank PLC	09/17/25	20,608
						$1,040,321
AUD	4,808,000	USD	3,150,024	JPMorgan Chase Bank N.A.	09/17/25	(2,412)
CAD	43,256,230	USD	31,700,810	JPMorgan Chase Bank N.A.	09/17/25	(176,052)
JPY	8,847,615,610	EUR	54,309,504	JPMorgan Chase Bank N.A.	09/17/25	(3,282,597)

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	678,876,000	EUR	3,953,259	Morgan Stanley & Co. International PLC	09/17/25	$(1,337)
JPY	8,847,616,118	USD	62,214,710	Barclays Bank PLC	09/17/25	(1,885,577)
JPY	678,876,000	USD	4,637,489	Morgan Stanley & Co. International PLC	09/17/25	(8,446)
USD	480,353	EUR	419,200	Barclays Bank PLC	09/17/25	(10,648)
						$(5,367,069)
						$(4,326,748)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD	11,715	$962,663	$861,835	$100,828

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR plus 0.29%, 4.34%	Quarterly	MSCI All Country World Index	Quarterly	Merrill Lynch International	04/07/26	USD	150,982	$ 4,368,179	$ —	$ 4,368,179
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 8,825,129	$ 17,023,402	$ —	$ 25,848,531
Air Freight & Logistics	7,994,560	604,896	—	8,599,456
Automobile Components	7,683,801	8,425	—	7,692,226
Automobiles	8,835,536	3,579,739	—	12,415,275
Banks	36,727,911	42,279,054	—	79,006,965
Beverages	6,254,991	21,494	—	6,276,485
Biotechnology	11,473,336	3,035,665	—	14,509,001
Broadline Retail	29,714,065	6,291,837	—	36,005,902
Building Products	—	55,440	—	55,440
Capital Markets	37,808,033	6,247,930	—	44,055,963
Chemicals	3,827,837	6,675,128	—	10,502,965
Commercial Services & Supplies	1,833,556	—	—	1,833,556
Communications Equipment	5,726,688	5,657,598	—	11,384,286
Construction & Engineering	10,757,358	6,107,085	—	16,864,443
Consumer Finance	10,002,258	—	—	10,002,258
Consumer Staples Distribution & Retail	18,798,663	2,781,846	—	21,580,509
Diversified REITs	—	53,703	—	53,703
Diversified Telecommunication Services	9,876,229	9,127,198	—	19,003,427
Electric Utilities	5,345,519	115,744	—	5,461,263
Electrical Equipment	7,812,050	15,337,907	—	23,149,957
Electronic Equipment, Instruments & Components	1,630,378	6,040,545	—	7,670,923
Energy Equipment & Services	2,691,310	—	—	2,691,310
Entertainment	10,613,278	393,095	—	11,006,373
Financial Services	13,848,431	2,313,179	—	16,161,610
Food Products	693,350	7,070,417	—	7,763,767
Gas Utilities	—	215,714	—	215,714
Ground Transportation	3,004,500	—	—	3,004,500
Health Care Equipment & Supplies	9,147,421	—	—	9,147,421
Health Care Providers & Services	8,759,642	727,916	—	9,487,558
Health Care Technology	954,314	141,791	—	1,096,105
Hotel & Resort REITs	131	—	—	131
Hotels, Restaurants & Leisure	16,885,848	2,973,975	—	19,859,823
Household Durables	2,221,058	7,012,799	—	9,233,857
Household Products	5,559,844	—	—	5,559,844
Independent Power and Renewable Electricity Producers	746,062	—	—	746,062
Industrial Conglomerates	8,954,942	2,653,867	—	11,608,809
Insurance	16,802,233	13,628,762	—	30,430,995
Interactive Media & Services	40,043,131	14,173,179	—	54,216,310
IT Services	7,972,470	—	—	7,972,470
Machinery	2,307,116	5,812,867	—	8,119,983
Marine Transportation	—	880,340	—	880,340
Media	3,865,266	2,872,194	—	6,737,460
Metals & Mining	13,693,283	3,305,275	—	16,998,558
Multi-Utilities	1,959,787	5,607,513	—	7,567,300
Oil, Gas & Consumable Fuels	15,011,307	15,599,654	—	30,610,961
Passenger Airlines	3,728,375	1,024,021	—	4,752,396
Personal Care Products	221,864	—	—	221,864
Pharmaceuticals	16,978,013	19,647,660	—	36,625,673
Professional Services	1,298,854	9,123,672	—	10,422,526
Real Estate Management & Development	2,025,997	2,932,158	—	4,958,155
Retail REITs	6,070,434	181,047	—	6,251,481
Semiconductors & Semiconductor Equipment	74,994,520	24,064,533	—	99,059,053
Software	87,589,134	3,404,215	—	90,993,349
Specialized REITs	4,142,435	—	—	4,142,435
Specialty Retail	15,697,486	1,244,853	—	16,942,339
Technology Hardware, Storage & Peripherals	46,187,967	6,795,791	—	52,983,758

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$ 1,614,458	$ 1,569,712	$ —	$ 3,184,170
Tobacco	1,833,751	1,538,072	—	3,371,823
Trading Companies & Distributors	78,284	571,737	—	650,021
Water Utilities	102,206	671,380	—	773,586
Wireless Telecommunication Services	1,713,034	3,345,090	—	5,058,124
Corporate Bonds	—	327,122,766	—	327,122,766
Foreign Government Obligations	—	2,691,014	—	2,691,014
Investment Companies	4,303,996	—	—	4,303,996
Preferred Securities	1,854,109	—	—	1,854,109
U.S. Government Sponsored Agency Securities	—	124,950,430	—	124,950,430
U.S. Treasury Obligations	—	172,241,061	—	172,241,061
Short-Term Securities
Money Market Funds	92,086,826	—	—	92,086,826
U.S. Treasury Obligations	—	28,274,240	—	28,274,240
	$ 779,184,365	$ 947,820,625	$ —	$ 1,727,004,990
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 100,828	$ —	$ 100,828
Equity Contracts	—	7,527,208	—	7,527,208
Foreign Currency Exchange Contracts	—	1,040,321	—	1,040,321
Interest Rate Contracts	675,361	—	—	675,361
Liabilities
Equity Contracts	(5,175,644)	—	—	(5,175,644)
Foreign Currency Exchange Contracts	—	(5,367,069)	—	(5,367,069)
Interest Rate Contracts	(33,439)	—	—	(33,439)
	$ (4,533,722)	$ 3,301,288	$ —	$ (1,232,434)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TA	Tax Allocation
TOPIX	Tokyo Stock Price Index